(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2016
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
(Loss) / gain on sale of assets	(167)	7,364	(1,384)
Gain on termination of charters	—	—	25,315
Total (loss) / gain on sale of assets and termination of charters	(167)	7,364	23,931